AIR TRAFFIC LIABILITY SERVICES AND LOYALTY PROGRAM	12 Months Ended
Dec. 31, 2025
Air traffic liability [Abstract]
AIR TRAFFIC LIABILITY SERVICES AND LOYALTY PROGRAM	AIR TRAFFIC LIABILITY SERVICES AND LOYALTY PROGRAM
24.1Accounting policies
It comprises the Company’s obligations arising from advance receipts for the provision of air transportation services and other services. Such obligations are settled upon the performance of the services.
The Company recognized breakage revenue based on the historical issuance of tickets that will expire due to non-use, that is, passengers who purchased tickets and are highly likely not to use them. For the purpose of recognizing this revenue, the average periods for providing air transport services are also considered, and these assumptions are included in a statistical model that determines the forecast breakage rate to be adopted. At least annually, the calculations are reviewed to reflect and capture changes in customer behavior regarding ticket expiration.
24.2Breakdown of air traffic liability services and loyalty program

	December 31,
Description	2025	2024

Air traffic liability to be executed	3,207,735	3,060,010
Loyalty program to be executed	2,922,070	3,178,919
Travel packages to be executed	1,047,547	941,229
Air traffic cargo to be executed	22,768	11,840
Breakage	(959,431)	(865,941)
	6,240,689	6,326,057